Financial income (Tables)	6 Months Ended
Jun. 30, 2026
Financial income
Schedule of financial income

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2026	2025	2026	2025
Interests	82	513	250	1,458
Exchange differences	1,211	2,164	2,205	2,951
Fair value adjustment foreign currency swaps and forwards	(120)	219	—	493
Fair value adjustment synthetic warrants	—	(43)	—	508
Fair value adjustment prepayment option	—	(1)	—	58
Other	6	6	13	12
Total financial income	1,179	2,858	2,468	5,480